Note 36 (Tables)	12 Months Ended
Dec. 31, 2025
Transactions on behalf of third parties [Abstract]
Transactions on behalf of third parties breakdown by concepts [Table Text Block]
The details of the relevant transactions on behalf of third parties are as follows:

TRANSACTIONS ON BEHALF OF THIRD PARTIES. BREAKDOWN BY CONCEPTS (MILLIONS OF EUROS)

	2025	2024	2023
Financial instruments entrusted to BBVA by third parties	572,336	496,082	430,377
Conditional bills and other securities received for collection	14,536	13,460	12,125
Securities lending	6,065	5,700	6,397
Total	592,938	515,241	448,899